CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow from operating activities
Loss for the year	[1]	€ (56,395)	€ (23,606)	€ (29,114)
Non-cash adjustments
Intangibles-Amortisation & Impairment		8,038	756	760
PP&E-Depreciation		966	760	273
Non-Cash expense for amendment of Celdara Medical and Dartmouth College agreements		10,620
Post Employment Benefit			(24)	(45)
Deconsolidation of. CELYAD Asia Ltd.				60
Change in fair value of Contingent consideration and other financial liabilities		(193)	1,633
Remeasurement of RCAs		(5,356)	(2,154)	(84)
RCAs and Grants income		(1,376)	(3,003)	(1,647)
Currency Translation Adjustment			(144)	(21)
Non-cash employee benefits expense - share based payments		2,569	2,847	795
Change in working capital
Trade receivables, other receivables, other non-current assets		(832)	(1,018)	633
Trade payables, other payable and accruals		(2,482)	(740)	1,066
Net cash used in operations		(44,441)	(24,692)	(27,282)
Cash Flow from investing activities
Acquisitions of Property, Plant & Equipment		(851)	(1,687)	(811)
Acquisitions of Intangible assets		(7)	(95)	(27)
Disposals of fixed assets			78
Contingent consideration pay out		(5,107)
Acquisition of short term investments		(10,749)	(34,230)	(5,000)
Proceeds from short term investments		34,326	7,338	333
Net cash (used in)/from investing activities		17,613	(30,157)	(10,691)
Cash Flow from financing activities
Proceeds from finance leases and bank borrowings		543	1,165	451
Repayments of finance leases and bank borrowings		(576)	(399)	(188)
Proceeds from issuance of shares and exercise of warrants		625		109,154
Proceeds from RCAs & other grants		1,376	3,107	1,647
Repayment of advances		(1,364)	(842)	(529)
Net cash (used in)/from financing activities		605	3,031	110,535
Net cash and cash equivalents at beginning of the period		48,357	100,175	27,633
Change in Cash and cash equivalents		(26,224)	(51,818)	72,542
Effects of exchange rate changes on cash and cash equivalents		1,120
Net cash and cash equivalents at the end of the period		€ 23,253	48,357	100,175
Oncyte LLC
Cash Flow from investing activities
Acquisition				€ (5,186)
Biological Manufacturing Services SA [member]
Cash Flow from investing activities
Acquisition			€ (1,560)

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.